UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210

Miami Beach, Florida 33140

(Address of principal executive offices)

 (Zip code)

Matthew Zuckerman

President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210

Miami Beach, Florida 33140

(Name and address of agent for service)

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sections 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Prairie Fund

AVERY DENNISON CORPORATION

Ticker Symbol:AVY	Cusip Number: 053611-1
Record Date: 2/26/2007	Meeting Date: 4/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR(S):	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE CURRENT FISCAL YEAR, WHICH ENDS ON DECEMBER 29, 2007	For	Issuer	For	With

DST SYSTEMS, INC.

Ticker Symbol:DST	Cusip Number:233326-10
Record Date: 3/12/2007	Meeting Date: 5/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

EMERSON ELECTRIC CO.

Ticker Symbol:EMR	Cusip Number:291011104
Record Date: 11/28/2006	Meeting Date: 2/6/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	. RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

ERKSHIRE HATHAWAY INC

Ticker Symbol:BRK.A	Cusip Number:084670-10
Record Date: 3/6/2007	Meeting Date: 5/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	SHAREHOLDER PROPOSAL: TO APPROVE THE SHAREHOLDER PROPOSAL WITH RESPECT TO INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS.	Against	Issuer	Against	With

GENERAL ELECTRIC

Ticker Symbol:GE	Cusip Number: 369604-1
Record Date: 2/26/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	Directors	For	Issuer	For	With
B	RATIFICATION OF KPMG	For	Issuer	For	With
C	ADOPTION OF MAJORITY VOTING FOR DIRECTORS	For	Issuer	For	With
D	APPROVAL OF 2007 LONG TERM INCENTIVE PLAN	For	Issuer	For	With
E	APPROVAL OF MATERIAL TERMS OF SENIOR OFFICER PERFORMANCE GOALS	For	Issuer	For	With
1	CUMULATIVE VOTING	For	Stockholder	Against	Against
2	CURB OVER-EXTENDED DIRECTORS	For	Stockholder	Against	Against
3	. ONE DIRECTOR FROM THE RANKS OF RETIREES	Against	Stockholder	Against	With
4	INDEPENDENT BOARD CHAIRMAN	Against	Stockholder	For	With
5	ELIMINATE DIVIDEND EQUIVALENTS	For	Stockholder	Against	Against
6	REPORT ON CHARITABLE CONTRIBUTIONS	Against	Stockholder	Against	With
7	GLOBAL WARMING REPORT	Against	Stockholder	Against	With
8	ETHICAL CRITERIA FOR MILITARY CONTRACTS	Against	Stockholder	Against	With
9	REPORT ON PAY DIFFERENTIAL	For	Stockholder	Against	Against

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160-10
Record Date: 2/27/2007	Meeting Date: 4/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	PROPOSAL ON MAJORITY VOTING REQUIREMENTS FOR DIRECTOR NOMINEES	For	Issuer	Against	Against
4	PROPOSAL ON SUPPLEMENTAL RETIREMENT PLAN	Against	Issuer	Against	With

TEXTRON

Ticker Symbol:TXT	Cusip Number:883203-10
Record Date: 3/2/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: KATHLEEN M. BADER	For	Issuer	For	With
2	ELECTION OF DIRECTOR: R. KERRY CLARK	For	Issuer	For	With
3	ELECTION OF DIRECTOR: IVOR J. EVANS	For	Issuer	For	With
4	ELECTION OF DIRECTOR: LORD POWELL OF BAYSWATER KCMG	For	Issuer	For	With
5	ELECTION OF DIRECTOR: JAMES L. ZIEMER	For	Issuer	For	With
6	TEXTRON INC. SHORT-TERM INCENTIVE PLAN	For	Issuer	For	With
7	TEXTRON INC. 2007 LONG-TERM INCENTIVE PLAN	For	Issuer	For	With
8	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS	For	Issuer	For	With
9	SHAREHOLDER PROPOSAL RELATING TO FOREIGN MILITARY SALES	Against	Stockholder	Against	With

WALGREENS

Ticker Symbol:WAG	Cusip Number:931422109
Record Date: 11/13/2006	Meeting Date: 1/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of Independent Accounting firm (Deloite)	For	Issuer	For	With
3	Amended and restated Executive Stock Plan	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/Matthew Zuckerman

* Matthew Zuckerman

President

Date: August 30, 2007

*Print the name and title of each signing officer under his or her signature.